UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05075

Thrivent Mutual Funds
(Exact name of registrant as specified in charter)

625 Fourth Avenue South
Minneapolis, Minnesota 55415
(Address of principal executive offices) (Zip code)

John L. Sullivan
625 Fourth Avenue South
Minneapolis, Minnesota 55415
(Name and address of agent for service)

Registrant’s telephone number, including area code: (612) 844-5704
Date of fiscal year end: December 31
Date of reporting period: September 28, 2007

Item 1. Schedule of Investments

Real Estate Securities Fund
Schedule of Investments as of September 28, 2007 (unaudited)

Shares	Common Stock (97.5%)	Value	Shares	Common Stock (97.5%)	Value

Diversified REITS (5.1%)			1,435	Unibail-Rodamco #	$369,636
7,400	Colonial Properties Trust	$253,820	28,239	Westfield Group	542,276
14,400	Liberty Property Trust *	579,024	20,000	Wharf Holdings, Ltd.	97,959

3,800	PS Business Parks, Inc.	216,030		Total Foreign	6,943,767

35,400	Vornado Realty Trust	3,870,990
4,600	Washington Real Estate		Hotels, Resorts & Cruise Lines (3.1%)
	Investment Trust *	152,628	2,000	Gaylord Entertainment Company #	106,440

	Total Diversified REITS	5,072,492	24,700	Hilton Hotels Corporation	1,148,303

			3,000	Marriott International, Inc.	130,410
Financials (8.3%)			2,300	Morgans Hotel Group Company #	50,025
12,500	iShares Cohen & Steers Realty		2,000	Orient Express Hotels, Ltd.	102,540
	Majors Index Fund *	1,166,125	25,500	Starwood Hotels & Resorts
32,200	iShares Dow Jones U.S. Real			Worldwide, Inc.	1,549,125

	Estate Index Fund *	2,462,978		Total Hotels, Resorts &
71,564	SPDR DJ Wilshire International			Cruise Lines	3,086,843

	Real Estate ETF *	4,597,987

	Total Financials	8,227,090	Industrial REITS (7.2%)

			27,400	AMB Property Corporation ±	1,638,794
Foreign (7.0%)			26,500	DCT Industrial Trust, Inc.	277,455
14,500	British Land Company plc	346,908	7,300	EastGroup Properties, Inc.	330,398
3,900	Brookfield Asset Management, Inc.	150,150	3,000	First Industrial Realty Trust, Inc. *	116,610
61,200	Brookfield Properties Corporation	1,523,880	7,200	First Potomac Realty Trust	156,960
6,000	Cheung Kong Holdings, Ltd.	98,780	68,458	ProLogis Trust *	4,542,188

5,000	Derwent London plc	171,568		Total Industrial REITS	7,062,405

15,000	Goodman Group	91,464
40,000	GPT Group	180,106	Mortgage REITS (0.4%)
6,000	Hammerson plc	143,087	10,000	Capstead Mortgage Corporation §	102,800
15,000	Hang Lung Group, Ltd.	85,218	9,200	iStar Financial, Inc.	312,708

13,900	Henderson Land Development			Total Mortgage REITS	415,508

	Company, Ltd.	109,816
24,000	Hongkong Land Holdings, Ltd.	108,305	Office REITS (13.6%)
8,300	Hopson Development Holdings, Ltd.	27,507	11,300	Alexandria Real Estate
16,000	Hysan Development Company, Ltd.	44,288		Equities, Inc.	1,087,738
2,600	IVG Immobilien AG	96,798	10,500	American Financial Realty Trust	84,525
16,000	Kerry Properties, Ltd.	122,812	20,500	BioMed Realty Trust, Inc. *	494,050
3,000	Klepierre	171,685	32,700	Boston Properties, Inc. *	3,397,530
13,000	Land Securities Group plc	446,293	26,776	Brandywine Realty Trust	677,701
3,491	Liberty International plc	81,334	20,000	Corporate Office Properties Trust	832,600
35,000	Mirvac Group	168,649	17,500	Digital Realty Trust, Inc. *	689,325
18,000	Mitsubishi Estate Company, Ltd.	513,036	20,000	Douglas Emmett, Inc.	494,600
16,500	Mitsui Fudosan Company, Ltd.	455,583	17,400	Duke Realty Corporation *§	588,294
45,000	New World Development		12,900	Highwoods Properties, Inc.	473,043
	Company, Ltd.	123,924	21,600	HRPT Properties Trust	213,624
23,235	Stockland	184,944	9,200	Kilroy Realty Corporation	557,796
2,400	Sumitomo Realty & Development		6,500	Lexington Corporate
	Company, Ltd.	84,018		Properties Trust *	130,065
24,000	Sun Hung Kai Properties, Ltd.	403,743	15,000	Mack-Cali Realty Corporation	616,500

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

1

Real Estate Securities Fund
Schedule of Investments as of September 28, 2007 (unaudited)

Shares	Common Stock (97.5%)	Value	Shares	Common Stock (97.5%)	Value

Office REITS — continued			19,900	Macerich Company	$1,742,842
14,225	Maguire Properties, Inc.	$367,432	10,000	National Retail Properties, Inc.	243,800
5,600	Parkway Properties, Inc.	247,184	4,000	Pennsylvania Real Estate
20,787	SL Green Realty Corporation *	2,427,271		Investment Trust *	155,760

	Total Office REITS	13,379,278	3,500	Ramco-Gershenson Properties Trust	109,340

			3,500	Realty Income Corporation *	97,825
Real Estate Management & Development (0.5%)			21,500	Regency Centers Corporation	1,650,125
9,268	Forest City Enterprises *	511,223	66,900	Simon Property Group, Inc. *	6,689,998

	Total Real Estate Management		11,000	Tanger Factory Outlet Centers, Inc.	446,490
	& Development	511,223	15,500	Taubman Centers, Inc.	848,625

			14,300	Weingarten Realty Investors	592,878

Residential REITS (14.8%)				Total Retail REITS	22,679,269

6,000	American Campus
	Communities, Inc.	175,740	Specialized REITS (14.5%)
19,000	Apartment Investment &		35,000	Ashford Hospitality Trust	351,750
	Management Company	857,470	23,200	DiamondRock Hospitality
34,893	Archstone-Smith Trust	2,098,465		Company *	403,912
24,500	Avalonbay Communities, Inc.	2,892,470	4,000	Entertainment Properties Trust	203,200
14,900	BRE Properties, Inc. *	833,357	9,400	Equity Inns, Inc.	212,252
17,500	Camden Property Trust	1,124,375	25,000	Extra Space Storage, Inc.	384,750
6,500	Equity Lifestyle Properties, Inc.	336,700	9,200	FelCor Lodging Trust, Inc.	183,356
62,000	Equity Residential REIT	2,626,320	24,500	Health Care Property
10,500	Essex Property Trust, Inc.	1,234,485		Investors, Inc.	812,665
8,611	GMH Communities Trust	66,735	10,500	Health Care REIT, Inc. *	464,520
12,600	Home Properties, Inc. *	657,468	11,500	Healthcare Realty Trust, Inc.	306,590
9,700	Mid-America Apartment		10,300	Hersha Hospitality Trust	101,970
	Communities, Inc. *	483,545	10,100	Hospitality Properties Trust	410,565
9,600	Post Properties, Inc. *	371,520	122,183	Host Marriott Corporation *	2,741,787
4,600	Sun Communities, Inc. *	138,368	15,700	LaSalle Hotel Properties *	660,656
30,000	UDR, Inc.	729,600	8,500	Medical Properties Trust, Inc. *	113,220

	Total Residential REITS	14,626,618	20,100	Nationwide Health Properties, Inc. *	605,613

			11,000	Omega Healthcare Investors, Inc.	170,830
Retail REITS (23.0%)			6,500	Plum Creek Timber Company, Inc.	290,940
8,100	Acadia Realty Trust	219,753	35,300	Public Storage, Inc.	2,776,345
200	Alexander’s, Inc. #	77,100	1,700	Rayonier, Inc. REIT	81,668
11,500	CBL & Associates Properties, Inc.	403,075	19,000	Senior Housing Property Trust	419,140
9,000	Cedar Shopping Centers, Inc.	122,580	3,800	Sovran Self Storage, Inc. *	174,192
31,100	Developers Diversified Realty		21,400	Strategic Hotel Capital, Inc. *	440,626
	Corporation	1,737,557	13,000	Sunstone Hotel Investors, Inc. *	333,320
5,500	Equity One, Inc.	149,600	12,000	U-Store-It Trust	158,400
17,500	Federal Realty Investment Trust	1,550,500	36,874	Ventas, Inc. *	1,526,584

58,000	General Growth Properties, Inc.	3,109,960		Total Specialized REITS	14,328,851

8,800	Glimcher Realty Trust *	206,800

11,000	Inland Real Estate Corporation *	170,390		Total Common Stock
48,789	Kimco Realty Corporation	2,205,751		(cost $87,763,522)	96,333,344

7,900	Kite Realty Group Trust	148,520

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

2

Real Estate Securities Fund
Schedule of Investments as of September 28, 2007 (unaudited)

		Interest	Maturity
Shares	Collateral Held for Securities Loaned (25.4%)	Rate (+)	Date	Value

25,077,975	Thrivent Financial Securities Lending Trust	5.380%	N/A	$25,077,975

	Total Collateral Held for Securities Loaned
	(cost $25,077,975)			25,077,975

Principal		Interest	Maturity
Amount	Short-Term Investments (2.3%)	Rate (+)	Date	Value

$2,290,000	Federal Home Loan Bank	4.001%	10/1/2007	$2,289,491

	Total Short-Term Investments (at amortized cost)			2,289,491

	Total Investments (cost $115,130,988) 125.2%			$123,700,810

	Other Assets and Liabilities, Net (25.2%)			(24,936,012)

	Total Net Assets 100.0%			$98,764,798

# Non-income producing security.

* All or a portion of the security is on loan.

+ The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

§ Denotes investments purchased on a when-issued or delayed delivery basis.

± Designated as cover for long settling trades.

Definitions:

ETF — Exchange Traded Fund.

REIT — Real Estate Investment Trust, is a company that buys, develops, manages and/or sells real estate assets.

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$9,747,380
Gross unrealized depreciation	(1,177,558)

Net unrealized appreciation (depreciation)	$8,569,822
Cost for federal income tax purposes	$115,130,988

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

3

Diversified Income Plus Fund
Schedule of Investments as of September 28, 2007 (unaudited)

Shares	Common Stock (37.1%)	Value	Shares	Common Stock (37.1%)	Value

Consumer Discretionary (1.8%)			1,700	CBL & Associates Properties, Inc.	$59,585
15,800	Genuine Parts Company	$790,000	13,300	Cedar Shopping Centers, Inc.	181,146
18,500	Leggett & Platt, Inc.	354,460	7,000	CIT Group, Inc.	281,400
2,100	Pearson plc ADR	32,466	31,900	Citigroup, Inc. ~	1,488,773
22,200	Polaris Industries, Inc. *	968,364	15,100	Commerce Group, Inc.	444,997
21,800	Stanley Works	1,223,634	6,700	Cousins Properties, Inc. *	196,712
3,800	VF Corporation	306,850	5,400	Developers Diversified

	Total Consumer			Realty Corporation	301,698
	Discretionary	3,675,774	4,800	DiamondRock Hospitality

				Company	83,568
Consumer Staples (4.6%)			2,100	Digital Realty Trust, Inc.	82,719
21,900	Altria Group, Inc. ~	1,522,707	4,100	Douglas Emmett, Inc.	101,393
30,800	Cadbury Schweppes plc ADR ~	1,432,816	7,700	Duke Realty Corporation	260,337
12,900	Clorox Company	786,771	4,500	Education Realty Trust, Inc.	60,750
16,800	Imperial Tobacco Group plc ADR	1,541,568	3,000	Entertainment Properties Trust	152,400
13,800	Kimberly-Clark Corporation	969,588	4,100	Equity One, Inc.	111,520
12,300	Procter & Gamble Company *	865,182	10,500	Equity Residential REIT	444,780
46,600	Unilever plc ADR	1,475,822	4,700	Extra Space Storage, Inc.	72,333
10,400	Universal Corporation	509,080	65,280	Fiduciary/Claymore MLP

	Total Consumer Staples	9,103,534		Opportunity Fund	1,492,301

			10,800	First Industrial Realty Trust, Inc. *	419,796
Energy (3.3%)			7,000	First Potomac Realty Trust	152,600
14,700	BP plc ADR ±	1,019,445	12,500	Franklin Street Properties
16,000	Chevron Corporation *	1,497,280		Corporation *	215,625
29,171	Energy Income and Growth Fund #	723,733	13,700	General Growth Properties, Inc.	734,594
16,300	Exxon Mobil Corporation ±	1,508,728	7,800	Getty Realty Corporation	212,160
1,100	Helmerich & Payne, Inc.	36,113	13,200	Glimcher Realty Trust *	310,200
47,688	Kayne Anderson MLP		14,600	Health Care Property
	Investment Company	1,502,172		Investors, Inc.	484,282
7,500	Sasol, Ltd. ADR	322,425	20,400	Health Care REIT, Inc. *	902,496

	Total Energy	6,609,896	11,800	Healthcare Realty Trust, Inc.	314,588

			21,400	Hersha Hospitality Trust	211,860
Financials (18.2%)			3,100	Highwoods Properties, Inc.	113,677
45,800	Allianz SE ADR ~	1,065,766	2,200	Home Properties, Inc. *	114,796
51,200	American Financial Realty Trust	412,160	20,500	Hospitality Properties Trust	833,325
9,100	Apartment Investment &		19,600	Host Marriott Corporation	439,824
	Management Company	410,683	45,900	HRPT Properties Trust *	453,951
2,500	Archstone-Smith Trust	150,350	16,400	HSBC Holdings plc ADR	1,518,640
51,400	Arthur J. Gallagher & Company *	1,489,058	25,000	Independent Bank Corporation	276,250
52,100	Ashford Hospitality Trust ±	523,605	4,700	Inland Real Estate Corporation	72,803
500	Avalonbay Communities, Inc.	59,030	5,274	Investors Real Estate Trust *	56,959
29,600	Bank of America Corporation ±	1,487,992	13,545	Kimco Realty Corporation	612,369
7,000	BB&T Corporation	282,730	27,100	Lexington Corporate
7,600	BioMed Realty Trust, Inc.	183,160		Properties Trust *	542,271
4,000	Boston Properties, Inc. *	415,600	7,800	Liberty Property Trust	313,638
5,300	Brandywine Realty Trust	134,143	400	Macerich Company	35,032
2,000	Camden Property Trust	128,500	5,000	Mack-Cali Realty Corporation	205,500

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

4

Diversified Income Plus Fund
Schedule of Investments as of September 28, 2007 (unaudited)

Shares	Common Stock (37.1%)	Value	Shares	Common Stock (37.1%)	Value

Financials — continued			Health Care (3.2%)
1,500	Maguire Properties, Inc.	$38,745	16,700	Abbott Laboratories ±	$895,454
39,700	Medical Properties Trust, Inc. *	528,804	10,000	Bristol-Myers Squibb Company	288,200
28,000	Mercury General Corporation	1,510,040	26,400	Eli Lilly and Company	1,502,952
5,000	Merrill Lynch & Company, Inc.	356,400	12,200	Johnson & Johnson	801,540
8,800	National Retail Properties, Inc.	214,544	15,000	Merck & Company, Inc.	775,350
9,900	Nationwide Health		61,500	Pfizer, Inc.	1,502,445
	Properties, Inc. *	298,287	15,800	Teva Pharmaceutical
5,000	Old National Bancorp	82,850		Industries, Ltd. ADR	702,626

22,000	Old Republic International			Total Health Care	6,468,567

	Corporation	412,280
36,000	Omega Healthcare Investors, Inc.	559,080	Industrials (3.7%)
8,400	One Liberty Properties, Inc. *	163,380	6,300	Avery Dennison Corporation *	359,226
4,500	Pennsylvania Real Estate		3,600	Briggs & Stratton Corporation *	90,648
	Investment Trust *	175,230	11,700	General Dynamics Corporation	988,299
2,800	Potlatch Corporation	126,084	36,500	General Electric Company	1,511,100
8,100	ProLogis Trust	537,435	42,500	Masco Corporation	984,725
802	Public Storage, Inc.	63,077	30,200	McGrath Rentcorp	1,003,848
4,000	Rayonier, Inc. REIT	192,160	31,800	Pitney Bowes, Inc.	1,444,356
17,600	Realty Income Corporation *	491,920	55,800	Tomkins plc ADR	1,040,112

32,658	Regions Financial Corporation	962,758		Total Industrials	7,422,314

10,600	Senior Housing Property Trust	233,836
8,800	Simon Property Group, Inc.	880,000	Information Technology (0.2%)
1,066	SL Green Realty Corporation	124,477	2,500	Linear Technology Corporation	87,475
1,500	Sovran Self Storage, Inc.	68,760	5,700	Paychex, Inc.	233,700

800	Strategic Hotel Capital, Inc.	16,472		Total Information Technology	321,175

21,200	Sun Communities, Inc. *	637,696
200	Sunstone Hotel Investors, Inc.	5,128	Materials (0.4%)
1,700	Taubman Centers, Inc.	93,075	8,700	PPG Industries, Inc. *	657,285
29,501	Tortoise Energy Infrastructure		5,700	Sonoco Products Company	172,026

	Corporation	1,001,248		Total Materials	829,311

23,530	Tortoise North American Energy
	Corporation	579,553	Telecommunications Services (1.0%)
45,200	U.S. Bancorp *	1,470,356	35,900	AT&T, Inc. ‡	1,518,929
5,300	UDR, Inc.	128,896	7,600	Rosetelecom ADR*	477,508

5,400	U-Store-It Trust	71,280		Total Telecommunications
3,900	Ventas, Inc.	161,460		Services	1,996,437

6,300	Vornado Realty Trust *	688,905
16,100	Wachovia Corporation	807,415	Utilities (0.7%)
9,200	Washington Mutual, Inc.	324,852	14,300	Atmos Energy Corporation	404,976
1,200	Washington Real Estate		2,100	Black Hills Corporation	86,142
	Investment Trust *	39,816	18,500	MDU Resources Group, Inc.	515,040
1,900	Weingarten Realty Investors	78,774	6,600	Progress Energy, Inc.	309,210

	Total Financials	36,231,498		Total Utilities	1,315,368

				Total Common Stock
				(cost $76,838,939)	73,973,874

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

5

Diversified Income Plus Fund
Schedule of Investments as of September 28, 2007 (unaudited)

	Preferred Stock/			Preferred Stock/
Shares	Equity-Linked Securities (0.7%)	Value	Shares	Equity-Linked Securities (0.7%)	Value

Financials (0.3%)
2,197	Goldman Sachs Group, Inc.,		Utilities (0.4%)
	Convertible #¿	$277,305	15,600	CenterPoint Energy, Inc.,
10,800	Lehman Brothers Holdings, Inc.,			Convertible #	$540,540
	Convertible #	286,740	720	NRG Energy, Inc., Convertible #	266,130

	Total Financials	564,045		Total Utilities	806,670

				Total PreferredStock/
				Equity-Linked Securities
				(cost $1,398,734)	1,370,715

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (57.1%)	Rate	Date	Value

Asset-Backed Securities (7.5%)
$1,500,000	Citibank Credit Card Issuance Trust ~	5.650%	9/20/2019	$1,488,164
1,000,000	Discover Card Master Trust I §	1.223	3/16/2020	998,210
850,000	GAMUT Reinsurance, Ltd. †	12.358	10/31/2007	857,080
250,000	GAMUT Reinsurance, Ltd. †	20.360	10/31/2007	249,502
600,000	Merna Re, Ltd. †	7.110	10/1/2007	599,160
600,000	Merna Re, Ltd.	8.110	10/1/2007	599,160
10,510,000	North America High Yield CDX ‡	7.625	6/29/2012	10,155,287

	Total Asset-Backed Securities			14,946,563

Basic Materials (3.0%)
150,000	Aleris International, Inc.	9.000	12/15/2014	138,750
110,000	Aleris International, Inc.	10.000	12/15/2016	97,350
220,000	Arch Western Finance, LLC	6.750	7/1/2013	215,600
104,000	Buckeye Technologies, Inc.	8.000	10/15/2010	106,080
550,000	Domtar Corporation, Term Loan ≠	6.735	3/7/2014	537,213
190,000	Domtar, Inc. *	7.125	8/1/2015	182,400
190,000	Drummond Company, Inc.	7.375	2/15/2016	176,700
83,000	Equistar Chemicals, LP	10.625	5/1/2011	86,735
600,000	FMG Finance, Pty. Ltd.	10.625	9/1/2016	706,500
670,000	Freeport-McMoRan Copper & Gold, Inc.	8.375	4/1/2017	731,975
120,000	Georgia-Pacific Corporation	8.125	5/15/2011	121,800
190,000	Georgia-Pacific Corporation	7.125	1/15/2017	183,825
300,000	Glencore Funding, LLC	6.000	4/15/2014	295,486
300,000	Graphic Packaging International Corporation *	9.500	8/15/2013	308,250
320,000	Griffin Coal Mining Company, Pty. Ltd.	9.500	12/1/2016	318,400
220,000	Huntsman International, LLC	7.875	11/13/2014	234,300
100,000	Jefferson Smurfit Corporation	8.250	10/1/2012	100,250
200,000	Lyondell Chemical Company	10.500	6/1/2013	215,000
110,000	Lyondell Chemical Company	8.250	9/15/2016	124,025
110,000	Lyondell Chemical Company	6.875	6/15/2017	119,350
440,000	Mosaic Global Holdings, Inc., Convertible >	7.375	12/1/2007	462,000

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

6

Diversified Income Plus Fund
Schedule of Investments as of September 28, 2007 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (57.1%)	Rate	Date	Value

Basic Materials — continued
220,000	Ryerson, Inc.	8.250%	12/15/2011	$236,225
340,000	Terra Capital, Inc.	7.000	2/1/2017	331,500

	Total Basic Materials			6,029,714

Capital Goods (3.3%)
100,000	Ahern Rentals, Inc.	9.250	8/15/2013	96,250
620,000	Allied Waste North America, Inc. ‡	7.875	4/15/2013	640,150
550,000	Allied Waste North America, Inc., Term Loan ≠	7.110	3/28/2014	541,409
100,000	Ashtead Capital, Inc. ‡	9.000	8/15/2016	98,625
190,000	Ball Corporation ‡	6.625	3/15/2018	186,675
210,000	Berry Plastics Holding Corporation	8.875	9/15/2014	214,725
490,000	Case New Holland, Inc. ±	7.125	3/1/2014	502,250
150,000	Crown Americas, Inc.	7.625	11/15/2013	153,938
150,000	Crown Americas, Inc.	7.750	11/15/2015	154,875
520,000	Da-Lite Screen Company, Inc. ‡	9.500	5/15/2011	544,700
105,000	Invensys plc	9.875	3/15/2011	110,512
1,140,000	L-3 Communications Corporation	5.875	1/15/2015	1,094,400
600,000	L-3 Communications Corporation, Convertible	3.000	8/1/2035	694,500
190,000	Mueller Water Products, Inc.	7.375	6/1/2017	176,700
100,000	Owens-Brockway Glass Container, Inc.	8.250	5/15/2013	103,500
320,000	Owens-Illinois, Inc. *	7.500	5/15/2010	322,400
260,000	Plastipak Holdings, Inc.	8.500	12/15/2015	269,100
180,000	Rental Services Corporation *	9.500	12/1/2014	171,900
150,000	TransDigm, Inc.	7.750	7/15/2014	151,500
350,000	United Rentals North America, Inc.	7.000	2/15/2014	357,000

	Total Capital Goods			6,585,109

Commercial Mortgage-Backed Securities (5.4%)
2,000,000	Banc of America Large Loan Trust ±†	5.863	10/15/2007	1,993,944
2,000,000	Commercial Mortgage Pass-Through Certificates †~	5.311	10/15/2007	1,977,904
2,737,680	Deutsche Alt-A Securities, Inc. †~	5.753	10/25/2007	2,674,371
2,000,000	Wachovia Bank Commercial Mortgage Trust †	5.873	10/15/2007	1,988,796
2,286,773	Washington Mutual Alternative Loan Trust †	5.733	10/25/2007	2,210,756

	Total Commercial Mortgage-Backed Securities			10,845,771

Communications Services (6.6%)
25,000	American Cellular Corporation	10.000	8/1/2011	26,125
660,000	American Tower Corporation ±	7.125	10/15/2012	674,850
480,000	American Tower Corporation	7.000	10/15/2017	483,000
180,000	Centennial Communications Corporation *	8.125	2/1/2014	183,150
240,000	Citizens Communications Company	9.250	5/15/2011	260,400
570,000	Citizens Communications Company	6.250	1/15/2013	555,750
99,000	Dex Media West, LLC/Dex Media West Finance Company	9.875	8/15/2013	105,311
240,000	Dobson Cellular Systems	9.875	11/1/2012	259,200
1,140,000	Echostar DBS Corporation ±	6.625	10/1/2014	1,145,700
550,000	Idearc, Inc., Term Loan ≠	7.360	11/17/2014	539,775

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

7

Diversified Income Plus Fund
Schedule of Investments as of September 28, 2007 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (57.1%)	Rate	Date	Value

Communications Services — continued
$360,000	Idearc, Inc.	8.000%	11/15/2016	$359,100
90,000	Intelsat Bermuda, Ltd.	9.250	6/15/2016	93,375
570,000	Intelsat Intermediate, Inc. >	Zero Coupon	2/1/2010	468,825
200,000	Intelsat Subsidiary Holding Company, Ltd.	8.625	1/15/2015	204,000
120,000	Lamar Media Corporation	6.625	8/15/2015	115,800
140,000	Morris Publishing Group, LLC	7.000	8/1/2013	109,550
380,000	NTL Cable plc	9.125	8/15/2016	394,250
320,000	Quebecor Media, Inc. §	7.750	3/15/2016	305,200
280,000	Quebecor World, Inc.	9.750	1/15/2015	268,100
280,000	Qwest Communications International, Inc.	7.250	2/15/2011	283,150
90,000	Qwest Communications International, Inc.	7.500	2/15/2014	91,125
640,000	Qwest Corporation	7.875	9/1/2011	672,000
70,000	Qwest Corporation	7.625	6/15/2015	73,325
700,000	R.H. Donnelley Corporation *	6.875	1/15/2013	661,500
160,000	R.H. Donnelley Corporation	8.875	1/15/2016	163,000
260,000	R.H. Donnelley Corporation §	8.875	10/15/2017	263,900
600,000	Rogers Cable, Inc.	6.750	3/15/2015	616,583
775,000	Rogers Wireless Communications, Inc.	7.500	3/15/2015	830,583
120,000	Rural Cellular Corporation	9.875	2/1/2010	125,400
300,000	Time Warner Cable, Inc.	5.850	5/1/2017	291,662
280,000	Time Warner Telecom Holdings, Inc.	9.250	2/15/2014	290,500
200,000	Valor Telecommunications Enterprises, LLC	7.750	2/15/2015	209,614
950,000	Videotron Ltee	6.875	1/15/2014	933,375
550,000	Windstream Corporation, Term Loan ≠	6.860	7/17/2013	546,133
350,000	Windstream Corporation	8.625	8/1/2016	373,188
170,000	Windstream Corporation	7.000	3/15/2019	165,750

	Total Communications Services			13,142,249

Consumer Cyclical (5.0%)
270,000	American Casino & Entertainment Properties, LLC ±	7.850	2/1/2012	277,425
260,000	ArvinMeritor, Inc.	8.125	9/15/2015	252,200
350,000	Beazer Homes USA, Inc. *	8.625	5/15/2011	276,500
490,000	Buhrmann U.S., Inc. ‡	7.875	3/1/2015	458,150
250,000	Circus & Eldorado Joint Venture/Silver Legacy
	Capital Corporation	10.125	3/1/2012	260,625
570,000	Corrections Corporation of America ‡	6.250	3/15/2013	561,450
139,000	Dollarama Group, LP †	11.159	12/17/2007	139,695
260,000	Dollarama Group, LP	8.875	8/15/2012	260,000
230,000	Ford Motor Credit Company †	9.810	10/15/2007	238,047
80,000	Ford Motor Credit Company	9.750	9/15/2010	81,615
170,000	Ford Motor Credit Company	7.000	10/1/2013	153,629
120,000	Ford Motor Credit Company	8.000	12/15/2016	112,261
310,000	Gaylord Entertainment Company	6.750	11/15/2014	297,600
300,000	Group 1 Automotive, Inc.	8.250	8/15/2013	300,000
260,000	Hanesbrands, Inc. †	8.784	12/17/2007	258,700
240,000	Harrah’s Operating Company, Inc.	5.625	6/1/2015	190,800

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

8

Diversified Income Plus Fund
Schedule of Investments as of September 28, 2007 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (57.1%)	Rate	Date	Value

Consumer Cyclical — continued
$350,000	Harrah’s Operating Company, Inc.	6.500%	6/1/2016	$285,250
1,140,000	Host Marriott, LP	6.375	3/15/2015	1,114,350
250,000	K. Hovnanian Enterprises, Inc.	7.500	5/15/2016	198,750
250,000	Majestic Star Casino, LLC	9.500	10/15/2010	240,000
390,000	MGM MIRAGE	5.875	2/27/2014	359,288
290,000	Pokagon Gaming Authority	10.375	6/15/2014	318,275
850,000	Royal Caribbean Cruises, Ltd. *	7.250	6/15/2016	837,578
305,000	Seminole Hard Rock Entertainment †	8.194	12/17/2007	297,756
170,000	Service Corporation International	6.750	4/1/2015	168,725
440,000	Station Casinos, Inc.	6.875	3/1/2016	382,800
120,000	TRW Automotive, Inc. *	7.000	3/15/2014	116,400
360,000	Tunica Biloxi Gaming Authority	9.000	11/15/2015	357,300
300,000	Turning Stone Resort Casino Enterprise	9.125	12/15/2010	306,000
180,000	Turning Stone Resort Casino Enterprise	9.125	9/15/2014	186,300
242,000	Universal City Florida Holding Company I/II †	10.106	11/1/2007	244,420
210,000	Warnaco, Inc.	8.875	6/15/2013	220,500
323,000	WMG Holdings Corporation >	Zero Coupon	12/15/2009	226,100

	Total Consumer Cyclical			9,978,489

Consumer Non-Cyclical (5.1%)
600,000	Archer-Daniels-Midland Company, Convertible ‡	0.875	2/15/2014	573,750
550,000	Biomet, Inc., Term Loan §≠	5.202	3/25/2015	543,295
360,000	Boston Scientific Corporation ‡	5.450	6/15/2014	323,100
550,000	BSC International Holdings, Ltd., Term Loan ≠	6.360	4/21/2011	532,125
550,000	CHS/Community Health Systems, Inc., Term Loan ≠	7.610	7/25/2014	539,429
480,000	Community Health Systems, Inc. ~	8.875	7/15/2015	493,200
680,000	Constellation Brands, Inc.	7.250	9/1/2016	680,000
300,000	Coventry Health Care, Inc.	5.950	3/15/2017	290,112
300,000	Fisher Scientific International, Inc., Convertible	3.250	3/1/2024	468,375
285,000	Genzyme Corporation, Convertible *	1.250	12/1/2023	301,388
660,000	HCA, Inc.	9.250	11/15/2016	701,250
250,000	Jarden Corporation	7.500	5/1/2017	241,875
230,000	Michael Foods, Inc.	8.000	11/15/2013	230,000
270,000	Omnicare, Inc.	6.750	12/15/2013	251,775
570,000	Reynolds America, Inc.	7.625	6/1/2016	606,881
600,000	Smithfield Foods, Inc.	8.000	10/15/2009	619,500
450,000	Stater Brothers Holdings, Inc.	8.125	6/15/2012	458,438
600,000	SUPERVALU, Inc., Term Loan ≠	7.110	6/2/2012	593,250
740,000	SUPERVALU, Inc.	7.500	11/15/2014	752,950
315,000	Teva Pharmaceutical Finance Company, Convertible	1.750	2/1/2026	331,931
600,000	Ventas Realty, LP/Ventas Capital Corporation	6.500	6/1/2016	591,000

	Total Consumer Non-Cyclical			10,123,624

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

9

Diversified Income Plus Fund
Schedule of Investments as of September 28, 2007 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (57.1%)	Rate	Date	Value

Energy (2.6%)
$220,000	CHC Helicopter Corporation	7.375%	5/1/2014	$209,000
680,000	Chesapeake Energy Corporation ±	6.375	6/15/2015	667,250
200,000	Chesapeake Energy Corporation	6.250	1/15/2018	193,000
600,000	Chesapeake Energy Corporation, Convertible ~	2.750	11/15/2035	658,500
220,000	Denbury Resources, Inc.	7.500	12/15/2015	225,500
270,000	Forest Oil Corporation	7.250	6/15/2019	270,000
170,000	Hornbeck Offshore Services, Inc.	6.125	12/1/2014	158,950
400,000	Newfield Exploration Company	6.625	4/15/2016	391,000
650,000	Ocean Rig Norway AS	8.375	7/1/2013	663,000
260,000	OPTI Canada, Inc.	8.250	12/15/2014	261,950
270,000	PetroHawk Energy Corporation	9.125	7/15/2013	284,850
670,000	Petroplus Finance, Ltd.	7.000	5/1/2017	636,500
280,000	Plains Exploration & Production Company	7.750	6/15/2015	274,400
210,000	Western Oil Sands, Inc.	8.375	5/1/2012	231,788

	Total Energy			5,125,688

Financials (6.1%)
600,000	American International Group, Inc. ‡	6.250	3/15/2037	564,875
336,000	Archstone-Smith Operating Trust, Convertible ‡	4.000	7/15/2036	350,280
300,000	AXA SA ‡	6.463	12/14/2018	277,118
300,000	BBVA Bancomer SA ‡	6.008	5/17/2022	288,315
290,000	Capital One Capital III ‡	7.686	8/15/2036	284,941
290,000	Capital One Capital IV ‡	6.745	2/17/2037	258,609
600,000	Countrywide Financial Corporation, Convertible ±†	1.860	10/15/2007	547,560
400,000	FTI Consulting, Inc.	7.625	6/15/2013	410,000
870,000	General Motors Acceptance Corporation	6.875	9/15/2011	827,948
280,000	Goldman Sachs Group, Inc., Convertible	1.000	3/7/2012	288,330
1,160,000	J.P. Morgan Chase Capital XX	6.550	9/29/2036	1,083,590
870,000	Lincoln National Corporation	7.000	5/17/2016	896,604
750,000	Leucadia National Corporation	7.125	3/15/2017	714,375
300,000	Mitsubishi UFG Capital Finance, Ltd.	6.346	7/25/2016	285,170
290,000	ProLogis Trust	5.625	11/15/2016	274,889
580,000	Rabobank Capital Funding Trust	5.254	10/21/2016	533,756
600,000	Residential Capital Corporation	7.500	4/17/2013	484,500
300,000	Resona Bank, Ltd.	5.850	4/15/2016	282,147
580,000	Royal Bank of Scotland Group plc §	6.990	10/5/2017	590,852
550,000	Solar Capital Corporation, Term Loan ≠	7.360	2/28/2014	538,862
580,000	Student Loan Marketing Corporation	4.500	7/26/2010	542,955
580,000	Swiss RE Capital I, LP	6.854	5/25/2016	584,641
580,000	Wachovia Capital Trust III	5.800	3/15/2011	576,109
905,000	Washington Mutual Preferred Funding	6.665	12/15/2016	779,934

	Total Financials			12,266,360

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

10

Diversified Income Plus Fund
Schedule of Investments as of September 28, 2007 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (57.1%)	Rate	Date	Value

Mortgage-Backed Securities (2.5%)
$5,000,000	Federal National Mortgage Association Conventional
	30-Yr. Pass Through §	6.500%	10/1/2037	$5,090,625

	Total Mortgage-Backed Securities			5,090,625

Technology (0.6%)
180,000	Avago Technologies Finance Pte †	11.080	12/3/2007	183,600
180,000	Avago Technologies Finance Pte	10.125	12/1/2013	193,500
110,000	NXP BV/NXP Funding, LLC †	8.110	10/15/2007	102,162
190,000	NXP BV/NXP Funding, LLC *	9.500	10/15/2015	177,175
490,000	Seagate Technology HDD Holdings	6.800	10/1/2016	478,975
150,000	Unisys Corporation *	6.875	3/15/2010	145,875

	Total Technology			1,281,287

Transportation (1.2%)
288,021	Continental Airlines, Inc.	7.875	7/2/2018	282,981
600,000	Continental Airlines, Inc.	6.903	4/19/2022	567,000
180,000	Delta Air Lines, Inc.	7.920	11/18/2010	178,650
80,000	Hertz Corporation	8.875	1/1/2014	82,400
140,000	Hertz Corporation	10.500	1/1/2016	151,200
210,000	Kansas City Southern de Mexico SA de CV	7.625	12/1/2013	205,800
353,185	Northwest Airlines, Inc.	7.691	4/1/2017	344,356
516,195	Piper Jaffray Equipment Trust Securities	6.750	4/1/2011	496,837

	Total Transportation			2,309,224

U.S. Government (2.6%)
5,193,876	U.S. Treasury Notes, TIPS *	2.000	7/15/2014	5,123,676

	Total U.S. Government			5,123,676

Utilities (5.6%)
105,000	AES Corporation ±	8.875	2/15/2011	109,594
640,000	AES Corporation ±‡	8.750	5/15/2013	669,600
480,000	CMS Energy Corporation, Convertible	2.875	12/1/2024	617,400
490,000	Colorado Interstate Gas Company	6.800	11/15/2015	507,254
100,000	Consumers Energy Company	6.300	2/1/2012	99,929
290,000	Copano Energy, LLC	8.125	3/1/2016	295,075
150,000	Dynegy Holdings, Inc.	6.875	4/1/2011	147,375
130,000	Dynegy Holdings, Inc.	7.500	6/1/2015	125,450
170,000	Dynegy Holdings, Inc.	8.375	5/1/2016	170,850
50,000	Dynegy Holdings, Inc.	7.750	6/1/2019	47,812
170,000	Edison Mission Energy	7.500	6/15/2013	174,250
180,000	Edison Mission Energy	7.750	6/15/2016	186,300
270,000	Edison Mission Energy ‡	7.000	5/15/2017	265,950
270,000	Edison Mission Energy	7.200	5/15/2019	265,950
320,000	El Paso Corporation	6.875	6/15/2014	322,957
320,000	El Paso Corporation ±	7.000	6/15/2017	324,923
880,000	Enterprise Products Operating, LP ‡	8.375	8/1/2016	904,422

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

11

Diversified Income Plus Fund
Schedule of Investments as of September 28, 2007 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (47.1%)	Rate	Date	Value

Utilities — continued
$100,000	Mirant North America, LLC	7.375%	12/31/2013	$101,500
550,000	NRG Energy, Inc., Term Loan ≠	7.110	2/1/2013	538,769
755,000	NRG Energy, Inc.	7.375	2/1/2016	756,888
170,000	Pacific Energy Partners, LP/Pacific Energy
	Finance Corporation	7.125	6/15/2014	174,321
200,000	Pacific Energy Partners, LP/Pacific Energy
	Finance Corporation	6.250	9/15/2015	192,698
145,000	Reliant Energy Resources Corporation	6.750	12/15/2014	146,450
1,140,000	Sabine Pass LNG, LP	7.500	11/30/2016	1,122,900
500,000	SemGroup, LP	8.750	11/15/2015	488,750
110,000	Southern Natural Gas Company	7.350	2/15/2031	115,192
150,000	Southern Star Central Corporation	6.750	3/1/2016	143,438
1,400,000	TXU Energy Company, LLC †	6.194	12/17/2007	1,402,110
570,000	Williams Companies, Inc.	8.125	3/15/2012	614,175
170,000	Williams Partners, LP	7.250	2/1/2017	173,400

	Total Utilities			11,205,682

	Total Long-Term Fixed Income (cost $115,527,388)			114,054,061

			Expiration
Contracts	Options Purchased (0.1%)	Price	Date	Value

140	Put on S&P 500 Mini Futures	$1,510	11/16/2007	$189,350

	Total Options Purchased (cost $189,350)			189,350

		Interest	Maturity
Shares	Collateral Held for Securities Loaned (10.1%)	Rate (+)	Date	Value

20,164,710	Thrivent Financial Securities Lending Trust	5.380%	N/A	$20,164,710

	Total Collateral Held for Securities Loaned
	(cost $20,164,710)			20,164,710

Shares or
Principal		Interest	Maturity
Amount	Short-Term Investments (10.2%)	Rate (+)	Date	Value

$320,000	Federal Home Loan Bank	4.001%	10/1/2007	$319,929
400,000	Federal National Mortgage Association ‡	5.080	12/14/2007	396,316
19,615,063	Thrivent Money Market Fund	5.130	N/A	19,615,063

	Total Short-Term Investments (cost $20,330,666)			20,331,307

	Total Investments (cost $234,449,787) 115.3%			$230,084,017

	Other Assets and Liabilities, Net (15.3%)			(30,492,958)

	Total Net Assets 100.0%			$199,591,059

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

12

Diversified Income Plus Fund
Schedule of Investments as of September 28, 2007 (unaudited)

	Number of		Notional
	Contracts	Expiration	Principal		Unrealized
Futures	Long/(Short)	Date	Amount	Value	Gain/(Loss)

5-Yr. U.S. Treasury Bond Futures	42	December 2007	$4,484,285	$4,495,313	$11,028
10-Yr. U.S. Treasury Bond Futures	(10)	December 2007	(1,095,751)	(1,092,813)	2,938
S&P 500 Index Mini-Futures	9	December 2007	671,682	692,145	20,463
Total Futures					$34,429

				Notional
	Buy/Sell	Termination	Principal	Unrealized
Swaps and Counterpaty	Protection	Date	Amount	Gain/(Loss)

Credit Default Swaps
Beazer Homes USA, Inc.,
5 Year, at 3.28%;	Sell	June 2012	$120,000	($26,583)
Bank of America, N.A.
Beazer Homes USA, Inc.,
5 Year, at 3.25%;	Sell	June 2012	400,000	(88,896)
Bank of America, N.A.
Beazer Homes USA, Inc.,
10 Year, at 3.77%;	Buy	June 2017	(250,000)	64,897
Bank of America, N.A.
Beazer Homes USA, Inc.,
10 Year, at 3.75%;	Buy	June 2017	(250,000)	65,044
Bank of America, N.A.
Ford Motor Company,
5 Year, at 6.90%;	Sell	September 2012	480,000	18,124
Bank of America, N.A.
Total Swaps				$32,586

# Non-income producing security.

* All or a portion of the security is on loan.

+ The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

> Denotes step coupon bonds for which the current interest rate and next scheduled reset date are shown.

† Denotes variable rate obligations for which the current yield and next scheduled reset date are shown.

§ Denotes investments purchased on a when-issued or delayed delivery basis.

± Designated as cover for long settling trades.

≠ All or a portion of the loan is unfunded.

‡ At September 28, 2007, $647,416 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open financial futures contracts. In addition, $13,239,531 and $2,117,045 of investments were earmarked as collateral to cover open financial futures contracts and swap contracts, respectively.

~ All or a portion of the security was earmarked as collateral to cover options.

¿ These securities are Equity-Linked Structured Securities.

Definitions:

ADR — American Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing U.S. depository bank.

REIT — Real Estate Investment Trust, is a company that busy, develops, manages and/or sells real estate assets.

TIPS — Treasury Inflation Protected Security.

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$2,362,321
Gross unrealized depreciation	(6,728,091)

Net unrealized appreciation (depreciation)	($4,365,770)
Cost for federal income tax purposes	$234,449,787

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

13

THRIVENT MUTUAL FUNDS
NOTES TO SCHEDULE OF INVESTMENTS
September 28, 2007 (unaudited)

SIGNIFICANT ACCOUNTING POLICIES

Valuation of Investments — Securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the official closing price at the close of each business day unless otherwise stated below. Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time. Security prices are based on quotes that are obtained from an independent pricing service approved by the Board of Trustees. The pricing service, in determining values of fixed-income securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are valued using valuations obtained from dealers that make markets in the securities. Exchange listed options and futures contracts are valued at the last quoted sales price. Swaps are valued using pricing sources approved by the Board of Trustees and the change in value, if any, is recorded as unrealized gains or losses. Mutual Funds are valued at the net asset value at the close of each business day.

For all Funds other than Money Market Fund, short-term securities with maturities of 60 days or less are valued at amortized cost. Securities held by Money Market Fund are valued on the basis of amortized cost (which approximates market value), whereby a portfolio security is valued at its cost initially, and thereafter valued to reflect a constant amortization to maturity of any discount or premium. Money Market Fund and the Funds’ investment adviser follow procedures necessary to maintain a constant net asset value of $1.00 per share.

All securities for which market values are not readily available or deemed unreliable are appraised at fair value as determined in good faith under the direction of the Board of Trustees.

Fair Valuation of International Securities — Because many foreign markets close before the U.S. markets, events may occur between the close of the foreign market and the close of the U.S. markets that could have a material impact on the valuation of foreign securities. The Funds, under the supervision of the Board of Trustees, evaluates the impacts of these events and may adjust the valuation of foreign securities to reflect the fair value as of the close of the U.S. markets. The Board of Trustees has authorized the investment adviser to make fair valuation determinations pursuant to policies approved by the Board of Trustees.

Additional information for the Funds’ policy regarding valuation of investments and other significant accounting policies can be obtained by referring to the Funds’ most recent annual or semiannual shareholder report.

INVESTMENTS IN AFFILIATES

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund. A summary of transactions for the nine months ended September 28, 2007, in Money Market Fund, is as follows:

	Gross	Gross	Balance of		Dividend Income
	Purchases and	Sales and	Shares Held at	Value	January 1, 2007 –
Fund	Additions	Reductions	September 28, 2007	September 28, 2007	September 28, 2007

Real Estate Securities	$31,223,305	$33,724,879	—	$ —	$ 71,784
Diversified Income Plus	34,492,024	18,792,139	19,615,063	19,615,063	355,697
Total Value and Dividend Income				$19,615,063	$427,481

A summary of transactions for the nine months ended September 28, 2007, in Thrivent Financial Securities Lending Trust, is as follows:

	Gross	Gross	Balance of
	Purchases and	Sales and	Shares Held at	Value
Fund	Additions	Reductions	September 28, 2007	September 28, 2007

Real Estate Securities	$114,737,740	$100,055,740	25,077,975	$25,077,975
Diversified Income Plus	122,880,970	140,868,044	20,164,710	20,164,710
Total Value				$45,242,685

14

Thrivent Investment Management™

625 Fourth Ave. S., Minneapolis, MN 55415-1665
www.thrivent.com • e-mail: mail@thrivent.com • 800-THRIVENT (800-847-4836)

Item 2. Controls and Procedures

(a)(i) Registrant’s President and Treasurer have concluded that registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) Registrant’s President and Treasurer are aware of no change in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, registrant’s internal control over financial reporting.

Item 3. Exhibits

Separate certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Date: November 27, 2007	THRIVENT MUTUAL FUNDS

	By:	/s/ Pamela J. Moret

Pamela J. Moret
President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: November 27, 2007	By:	/s/ Pamela J. Moret

Pamela J. Moret
President

Date: November 27, 2007	By:	/s/ Gerard V. Vaillancourt

Gerard V. Vaillancourt
Treasurer